INCOME TAXES	12 Months Ended
Dec. 31, 2010
Liqtech As and Subsidiaries [Member]
Income Tax Disclosure [Text Block]

NOTE 10 — INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes; which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards. The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which cannot be determined.

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset (liabilities) at December 31, 2010 and 2009:

	2010	2009
Deferred Rent	$2,506	$—
Reserve for obsolete inventory	4,494	—
Net current tax assets	7,000	—
Allowance for Doubtful Accounts	—	51,447
Business Tax Credit Carryover	2,528	—
Net Operating Loss Carryover	307,227	4,747
Excess of book over tax depreciation	(789,795)	(410,824)
Net deferred tax liability	$(480,040)	$(354,630)

In accordance with prevailing accounting guidance, the Company is required to recognize and disclose any income tax uncertainties. The guidance provides a two step approach to recognize and disclose any income tax uncertainties. The guidance provides a two-step approach to recognizing and measuring tax benefits and liabilities when realization of the tax position is uncertain. The first step is to determine whether the tax position meet the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%.

The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which can difficult to determine and can only be estimated. Management estimates that it is more likely than not that the Company will generate adequate net profits to use the deferred tax assets; management has estimated that all of the deferred tax will be realized and consequently, a valuation allowance was not recorded.

As of December 31, 2010 the Company had net operating loss carryovers of $5,834 for U.S. Federal purposes expiring through 2028 and $301,393 for Danish Corporate tax purposes which do not expire.

A reconciliation of income tax expense at the federal statutory rate to income tax expense at the company’s effective rate is as follows at December 31, 2010 and 2009:

	2010	2009
Computed U.S. Federal Tax at expected statutory rate	$(57,664)	$211,141
State and local income taxes, net of federal benefit	63,586	44,096
Non-U.S. income taxed at different rates	105,892	41,010
Non-deductible expenses	1,723	4,557
Other items	31,994	—
Income tax expense	$145,531	$300,804

The components of income tax expense (benefit) from continuing operations for the years ended December 31, 2010 and 2009 consist of the following:

	2010	2009
Current income tax expense (benefit):
Danish	$8,783	$61,658
Federal	—	—
State	13,992	36,096
Current tax expense	22,775	$97,754
Deferred tax expense (benefit) arising from:
Excess of tax over financial accounting depreciation	386,109	$203,050
Deferred Rent	(2,506)	—
Net Operating Loss Carryover	(303,921)	—
Allowance for Doubtful Accounts	47,568	—
Reserve for obsolete inventory	(4,494)	—
Net deferred tax (benefit)	$122,756	$203,050

Deferred income tax expense/(benefit) results primarily from the reversal of temporary timing differences between tax and financial statement income.

The Company files Danish and U.S. federal, and Minnesota state income tax returns, and LiqTech AS and Cometas AS are generally no longer subject to tax examinations for years prior to 2006 for their Danish tax returns. LiqTech NA is generally no longer subject to tax examinations for years prior to 2008 for U.S. federal and U.S. states tax returns.

Blue Moose Media, Inc [Member]
Income Tax Disclosure [Text Block]

Note 5 — Income Taxes

The Company accounts for income taxes in accordance with ASC Topic No. 740, “Income Taxes.” This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards.

The Company adopted the provisions of ASC Topic 740, “Accounting for Uncertainty in Income Taxes”, on January 1, 2007. As result of the implementation of ASC Topic 740, the Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax positions at December 31, 2010 and 2009 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2010 and 2009, the Company recognized no interest and penalties. The Company had no accruals for interest and penalties at December 31, 2010, and 2009.

The Company is required to file tax returns in the United States. All tax years starting with 2008 are open for examination. The Company has not timely filed its income tax returns and is currently delinquent. The Company is in the process of preparing its tax returns and believes there are no taxes owing at December 31, 2010 and 2009.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss (NOL) and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax assets (liabilities) consist of the following components as of December 31, 2010 and 2009:

	2010	2009
Deferred tax assets:
NOL Carryover	$20,300	$16,600
Valuation allowance	(20,300)	(16,600)
Net deferred tax asset	$—	$—

The income tax provision differs from the amount of estimated income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the periods ended December 31, 2010 and 2009 due to the following:

	2010	2009
Book loss (15% statutory rate)	$(3,700)	$4,400
Valuation allowance	3,700	(4,400)
Tax at effective rate	$—	$—

At December 31, 2010, the Company had net operating loss carryforwards of approximately $135,100 that may be offset against future taxable income from the year 2010 through 2030. No tax benefit has been reported in the December 31, 2010 or 2009 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.